Supplement to the
Fidelity® Select Portfolios®
Gold Portfolio
Class A, Class M, Class C, Class I, and Class Z
April 29, 2024
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Managers" heading.
Colin Anderson (Co-Portfolio Manager) has managed the fund since 2023.
Ryan Oldham (Co-Portfolio Manager) has managed the fund since 2024.
Effective December 31, 2024, Mr. Anderson will no longer serve as Co-Portfolio Manager for the fund. At that time, Mr. Oldham will assume sole portfolio manager responsibilities.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Colin Anderson is Co-Portfolio Manager of Gold Portfolio, which he has managed since 2023. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Anderson has worked as a research associate, research analyst, and portfolio manager.
Ryan Oldham is Co-Portfolio Manager of Gold Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Oldham has worked as a research analyst and portfolio manager.
Effective December 31, 2024, Mr. Anderson will no longer serve as Co-Portfolio Manager for the fund. At that time, Mr. Oldham will assume sole portfolio manager responsibilities.
AGLD-PSTK-1124-134 1.847523.134	November 1, 2024
Supplement to the
Fidelity® Select Portfolios®
Materials Sector
April 29, 2024
Prospectus

The following information replaces similar information for Gold Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Colin Anderson (Co-Portfolio Manager) has managed the fund since 2023.
Ryan Oldham (Co-Portfolio Manager) has managed the fund since 2024.
Effective December 31, 2024, Mr. Anderson will no longer serve as Co-Portfolio Manager for the fund. At that time, Mr. Oldham will assume sole portfolio manager responsibilities.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Colin Anderson is Co-Portfolio Manager of Gold Portfolio, which he has managed since 2023. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Anderson has worked as a research associate, research analyst, and portfolio manager.
Ryan Oldham is Co-Portfolio Manager of Gold Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Oldham has worked as a research analyst and portfolio manager.
Effective December 31, 2024, Mr. Anderson will no longer serve as Co-Portfolio Manager for Gold Portfolio. At that time, Mr. Oldham will assume sole portfolio manager responsibilities.
SELMT-PSTK-1124-121 1.918620.121	November 1, 2024